Intangible assets, net (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortization of Intangible Assets	¥ 633,368	¥ 495,614	¥ 20,958